ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Analysis of the movement in the allowance for doubtful accounts
Balance at beginning of year	¥ 25,374
Provision for (reversal of) doubtful accounts	59,358	¥ 26,431
Translation adjustment	(9,463)	(1,057)
Balance at end of year	¥ 75,269	¥ 25,374